LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LONG-TERM INVESTMENTS
Aggregate carrying value of all equity investments	$ 74,004	$ 63,345
Impairment losses	500	10,965	$ 2,605
Cumulative impairment loss	14,300
Upward adjustment	$ 0	$ 0	$ 18,013